QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Summarized Quarterly Financial Data [Abstract]
Revenue	$ 70,382	$ 67,145	$ 59,623	$ 57,835	$ 34,391	$ 24,257	$ 13,509	$ 12,979	$ 254,985	$ 85,136
Net operating income	38,671	38,369	33,427	32,276	10,774	6,605	4,254	3,777	142,743	25,410
Net income/(loss) before tax	(14,461)	(10,801)	(10,403)	(10,578)	(15,182)	(8,612)	(3,640)	(1,956)	(46,243)	(29,390)
Income tax expense (benefit)	(1,177)	350	627	360	(58)	67	436	211	160	656
Net income/(loss)	$ (13,284)	$ (11,151)	$ (11,030)	$ (10,938)	$ (15,124)	$ (8,679)	$ (4,076)	$ (2,167)	$ (46,403)	$ (30,046)
Income (loss) per share of common stock [Abstract]
Basic and diluted (in dollars per share)	$ (0.20)	$ (0.17)	$ (0.17)	$ (0.16)	$ (0.23)	$ (0.13)	$ (0.06)	$ (0.03)	$ (0.70)	$ (0.45)
Weighted average number of shares of common stock outstanding [Abstract]
Basic and diluted (in shares)	66,404,051	66,399,857	66,399,857	66,399,857	66,399,857	66,399,857	66,399,857	66,399,857	66,400,914	66,399,857